Revenues	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Revenues
Note 4. Revenues
Contract assets represent the Company’s rights to consideration where performance obligations are completed but the customer payments are not due until another performance obligation is satisfied. The Company had no contract assets as of March 28, 2025 or June 28, 2024. Contract liabilities relate to customers’ payments in advance of performance under the contract and primarily relate to remaining performance obligations under professional service, support, and maintenance contracts. Contract liabilities as of March 28, 2025, and June 28, 2024, and changes in contract liabilities for the nine months ended March 28, 2025, and March 29, 2024, were not material.
The Company incurs sales commissions as direct incremental costs to obtain sales contracts. The Company has applied the practical expedient to recognize sales commissions as an expense when incurred if the amortization period is expected to be one year or less or the amount is not material, with these costs charged to Selling, general and administrative expenses. The Company had no other direct incremental costs to obtain contracts with an expected benefit of more than one year.

The Company applies the practical expedients and does not disclose the transaction price allocated to the remaining performance obligations for (i) arrangements with an original expected duration of one year or less, mainly consisting of professional service, support, and maintenance contracts, and (ii) variable consideration for sale-based or usage-based royalties for intellectual property license arrangements, which typically range longer than one year. The remaining performance obligations are mainly attributed to right-to-access
patent license arrangements, professional service arrangements, and customer support and service contracts, which will be recognized over their contract period. The transaction price allocated to the remaining performance obligations as of March 28, 2025, was not material.

The Flash Business of Western Digital Corporation [Member]
Revenues
Note 4. Revenues
Contract assets represent the Business’s rights to consideration where performance obligations are completed but the customer payments are not due until another performance obligation is satisfied. The Business did not have any contract assets as of June 28, 2024, or June 30, 2023. Contract liabilities relate to customers’ payments in advance of performance under the contract and primarily relate to remaining performance obligations under professional service and support and maintenance contracts. Contract liabilities as of June 28, 2024, and June 30, 2023, and changes in contract liabilities during 2024 and 2023 were not material.
The Business incurs sales commissions and other direct incremental costs to obtain sales contracts. The Business has applied the practical expedient to recognize the direct incremental costs of obtaining contracts as an expense when incurred if the amortization period is expected to be one year or less or the amount is not material, with these costs charged to selling, general and administrative expenses. The Business had no direct incremental costs to obtain contracts that have an expected benefit of greater than one year.
The Business applies the practical expedients and does not disclose transaction price allocated to the remaining performance obligations for (i) arrangements that have an original expected duration of one year or less, which mainly consist of the support and maintenance contracts, and (ii) variable consideration amounts for sale-based or usage-based royalties for intellectual property license arrangements, which typically range longer than one year. Remaining performance obligations are mainly attributed to right-to-access
patent license arrangements, professional service arrangements and customer support and service contracts which will be recognized over the remaining contract period. The transaction price allocated to the remaining performance obligations as of June 28, 2024, was not material.